LOAN SERVICING	12 Months Ended
Sep. 30, 2013
LOAN SERVICING [Abstract]
LOAN SERVICING

NOTE 6 - LOAN SERVICING

The Company began selling mortgage loans with servicing rights retained during the year ended September 30, 2010. Mortgage loans serviced for others are not reported as assets. The principal balance of these loans at September 30, 2013 and 2012 were $31,682,000 and $24,230,000, respectively. Custodial escrow balances maintained in connection with serviced loans were $85,000 and $31,000 at September 30, 2013 and 2012.

Activity for loan servicing rights during the years ended September 30, 2013 and 2012 were as follows (in thousands):

	September 30,
	2013	2012

Beginning of year	$220	$133
Additions	117	138
Amortized to expense	(32)	(51)

End of year	$305	$220

There was no valuation allowance for servicing rights at September 30, 2013 and 2012. The fair value of servicing rights is estimated to be $310,000 and $220,000 at September 30, 2013 and 2012. Fair value at September 30, 2013 was determined using a discount rate of 8%, prepayment speeds ranging from 213% to 399%, depending on the stratification of the specific right and a weighted average default rate of 0%. There was no fair value valuation performed for September 30, 2012.

The weighted average amortization period is 7.0 years.